Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales	$ 559,591	$ 581,970
Costs and expenses:
Cost of materials (exclusive of depreciation)	418,806	437,052
Warehouse, processing and delivery expense	77,567	83,635
Sales, general and administrative expense	64,557	68,933
Depreciation expense	8,759	9,082
Other income, net	(6,586)	(7,980)
Income tax benefit	(4,899)	(4,779)
Net loss	(38,515)	(37,145)
Total costs and expenses	569,689	598,702
Operating loss	(10,098)	(16,732)
Interest expense, net	39,902	33,172
Loss before income taxes	$ (43,414)	$ (41,924)
Basic and diluted loss per common share (in usd per share)	$ (17.62)	$ (18.57)
Comprehensive loss:
Net loss	$ (38,515)	$ (37,145)
Change in unrecognized pension and postretirement benefit costs, net of tax effect of $732 and $(3,060), respectively	(2,082)	9,187
Foreign currency translation adjustments, net of tax	(1,108)	(2,492)
Comprehensive loss	$ (37,541)	$ (48,824)